Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheet
Preferred stock, shares authorized	10,000,000	10,000,000
Series B convertible preferred stock, par value	$ 1.00	$ 1.00
Series B convertible preferred stock, shares issued	2,250,000	2,250,000
Series B convertible preferred stock, shares outstanding	2,250,000	2,250,000
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	37,685,378	37,452,023
Common stock, shares outstanding	37,685,378	37,452,023
Treasury stock, shares	12,377	19,915